Leases (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Leases
Summary of components of lease expense

($ in thousands)	2022	2021	2020
Lease cost
Finance Lease Costs:
Amortization of Right-of-Use Assets	$675	$1,189	$1,095
Interest on Lease Liabilities	27	81	125
Operating Lease Cost	4,515	4,789	3,827
Short Term Lease Cost	1,140	—	—
Variable Lease Cost	1,633	869	680
Total Lease Cost	$7,990	$6,928	$5,727

Summary of other information related to leases

	Three Months Ended	Three Months Ended	Six Months Ended	Six Months Ended
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Weighted average remaining lease term – finance leases (in Years)	1.59	1.97	1.59	1.97
Weighted average remaining lease term – Capitalized Operating leases (in Years)	1.94	2.77	1.94	2.77
Weighted average discount rate – finance leases	3.70	3.67	3.70	3.67
Weighted average discount rate – Capitalized Operating leases	4.13	4.09	4.13	4.09

Other Information
Cash Paid for Amounts Included in the Measurement of Lease Liabilities:
Operating Cash Flows from Financing Leases	$30	$86	$125
Operating Cash Flows from Operating Leases	$4,820	$4,944	$3,973
Financing Cash Flows from Finance Leases	1,070	1,931	1,720
Right-of Use Assets Obtained in Exchange for New Finance Lease Liabilities	—	—	1,561
Right-of Use Assets Obtained in Exchange for Capitalized Operating Lease Liabilities	—	3,640	39
Net ROU Remeasurement	(651)	841	169

	Year Ended June 30,
	2022	2021	2020
Weighted-Average Remaining Lease Term – Operating Leases	2.33	1.63	2.13
Weighted-Average Remaining Lease Term – Financing Leases	2.06	3.12	4.09
Weighted-Average Discount Rate – Operating Leases	4.10	3.35	3.26
Weighted-Average Discount Rate – Financing Leases	3.70	4.46	4.45

Summary of maturities of lease liabilities

Operating
($ in thousands)	Leases
2023	4,123
2024	3,312
2025	110
2026	100
Total Lease Payments	7,655
Less Imputed Interest	(271)
Total	$7,374

Operating
($ in thousands)	Leases
2023	4,403
2024	4,019
2025	1,402
2026	99
Total Lease Payments	9,923
Less Imputed Interest	(606)
Total	$9,317